Discontinued Operations - Major Classes of Assets and Liabilities Included in Company's Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying amounts of assets included as part of discontinued operations
Total assets classified as held for sale as part of discontinued operations	$ 0	$ 1,735
Carrying amounts of liabilities included as part of discontinued operations
Total liabilities classified as held for sale in the consolidated balance sheet	0	835
Medical Device Sales And Service Post-Warranty Service Business [Member]
Carrying amounts of assets included as part of discontinued operations
Intangible assets, net	0	1,098
Goodwill	0	637
Total assets classified as held for sale as part of discontinued operations	0	1,735
Carrying amounts of liabilities included as part of discontinued operations
Deferred revenue	0	835
Total liabilities classified as held for sale in the consolidated balance sheet	$ 0	$ 835